Fair value measurements - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020	Dec. 31, 2020
Transfers From (To) Parent [Line Items]
Derivative liabilities - beginning balance		$ 13,390		$ 12,372	$ 12,372
Change in fair value		3,597	[1]	0	863	[2]
Modification	[3]				155
Derivative liabilities - ending balance		16,987			13,390
Convertible Notes Payable [Member]
Transfers From (To) Parent [Line Items]
Derivative liabilities - beginning balance		12,676		12,234	12,234
Change in fair value		2,671	[1]		287	[2]
Modification	[3]				155
Derivative liabilities - ending balance		15,347			12,676
Stock Warrants [Member]
Transfers From (To) Parent [Line Items]
Derivative liabilities - beginning balance		714		$ 138	138
Change in fair value		926	[1]		576	[2]
Derivative liabilities - ending balance		$ 1,640			$ 714

[1]	Recorded in other income (expense) within the Condensed Consolidated Statements of Operations and Comprehensive Loss.
[2]	Recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss) within other income (expense).
[3]	Recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss) within loss on extinguishment of debt.